Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

7. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit/(loss) for the year attributable to equity holders by the weighted average number of common shares outstanding during the year.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS calculations:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders	35	1,458	(94)
Weighted average number of common shares for EPS (millions)	236.4	236.4	236.3
Earnings/(loss) per share	$ 0.15	$ 6.17	($0.40)

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Earnings/(loss) from continuing operations attributable to equity holders	13	(284)	(292)
Weighted average number of common shares for EPS (millions)	236.4	236.4	236.3
Earnings/(loss) per share from continuing operations	$ 0.06	($1.20)	($1.24)

Diluted earnings per share is consistent with basic earnings per share as there are no dilutive potential common shares.

Please refer to Note 18 for any details of transactions involving ordinary shares for the years ended December 31, 2020 and 2019. See Note 25 for basic and diluted earnings per share from discontinued operation.

There have been no material transactions involving common shares or potential ordinary shares between the reporting date and the authorization of these financial statements.